ActivePassive International Equity ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Automobiles & Components - 2.8%
BYD Co. Ltd. - ADR (a)	31,672	$3,135,528
Cie Generale des Etablissements Michelin SCA - ADR	183,490	3,515,668
Denso Corp. - ADR	5,520	74,299
Geely Automobile Holdings Ltd. - ADR	36,713	1,629,690
Hesai Group - ADR (b)	4,253	80,212
Honda Motor Co. Ltd. - ADR (a)	53,467	1,631,813
Li Auto, Inc. - ADR (a)(b)	30,368	860,629
Mercedes-Benz Group AG - ADR	181,254	2,697,060
NIO, Inc. - ADR (a)(b)	91,963	325,549
Nissan Motor Co. Ltd. - ADR (b)	9,481	47,689
Subaru Corp. - ADR	11,150	102,246
Sumitomo Electric Industries Ltd. - ADR (a)	4,456	93,130
Suzuki Motor Corp. - ADR	18,298	931,002
Toyota Motor Corp. - ADR (a)	47,809	9,110,961
Volkswagen AG - ADR	6,670	73,037
Volkswagen AG - ADR	4,336	46,699
WeRide, Inc. - ADR (b)	25,177	249,252
XPeng, Inc. - ADR (b)	38,800	749,228
ZEEKR Intelligent Technology Holding Ltd. - ADR (b)	5,222	137,286
		25,490,978

Banks - 13.8%
Agricultural Bank of China Ltd. - ADR	41,878	669,629
ANZ Group Holdings Ltd. - ADR	3,283	61,786
Banco BBVA Argentina SA - ADR	13,701	269,362
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	455,105	6,844,779
Banco Bradesco SA - ADR	320,885	924,149
Banco de Chile - ADR	8,231	248,658
Banco do Brasil SA - ADR (a)	119,833	497,307
Banco Macro SA - ADR	3,876	327,561
Banco Santander Brasil SA - ADR	13,823	71,880
Banco Santander Chile - ADR	11,018	265,975
Banco Santander SA - ADR	1,049,733	8,366,372
Bank Mandiri Persero Tbk PT - ADR	2,970	38,358
Bank of China Ltd. - ADR	153,703	2,230,231
Bank Rakyat Indonesia Persero Tbk PT - ADR	4,250	57,481
Barclays PLC - ADR (a)	473,015	8,433,857
BNP Paribas SA - ADR	107,663	4,733,942
CaixaBank SA - ADR	118,556	333,142
China Construction Bank Corp. - ADR	294,497	5,253,826
China Merchants Bank Co. Ltd. - ADR	20,466	634,037
Commonwealth Bank of Australia - ADR (a)	78,914	8,999,353
Credit Agricole SA - ADR	7,905	72,015
DBS Group Holdings Ltd. - ADR	22,202	3,063,876
Erste Group Bank AG - ADR	15,943	642,025
Grupo Cibest SA - ADR	30,182	1,250,440
Grupo Financiero Banorte SAB de CV - ADR	4,383	193,641
Grupo Financiero Galicia SA - ADR	11,822	686,267
Grupo Supervielle SA - ADR	15,885	206,823
HDFC Bank Ltd. - ADR (a)	124,923	9,417,945
HSBC Holdings PLC - ADR (a)	153,316	9,088,572
ICICI Bank Ltd. - ADR	103,266	3,535,828
Industrial & Commercial Bank of China Ltd. - ADR	154,088	2,231,194
ING Groep NV - ADR	166,597	3,541,852
Intesa Sanpaolo SpA - ADR (a)	118,532	3,970,822
Itau Unibanco Holding SA - ADR	240,796	1,586,846
Kasikornbank PCL - ADR	9,716	180,815
KB Financial Group, Inc. - ADR (a)	26,271	1,963,757
Lloyds Banking Group PLC - ADR (a)	921,800	3,880,778
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	394,261	5,566,965
Mizuho Financial Group, Inc. - ADR	556,863	3,096,158
National Australia Bank Ltd. - ADR (a)	26,750	329,827
NatWest Group PLC - ADR (a)(b)	554,136	7,924,145
Nordea Bank Abp - ADR	11,761	171,358
Oversea-Chinese Banking Corp. Ltd. - ADR	5,256	131,295
Shinhan Financial Group Co. Ltd. - ADR	58,420	2,422,093
Societe Generale SA - ADR	133,105	1,454,838
Standard Bank Group Ltd. - ADR	33,319	437,145
Standard Chartered PLC - ADR	77,856	2,436,114
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	245,219	3,778,825
UniCredit SpA - ADR	63,031	2,025,816
United Overseas Bank Ltd. - ADR	21,146	1,167,048
Woori Financial Group, Inc. - ADR	30,416	1,268,043
		126,984,851

Capital Goods - 9.6%
ABB Ltd. - ADR	83,041	4,704,273
Airbus SE - ADR	78,191	3,578,802
Alstom SA - ADR	1,772,762	3,935,532
Ashtead Group PLC - ADR	1,849	436,364
Assa Abloy AB - ADR	313,962	4,966,879
Astra International Tbk PT - ADR	74,243	447,685
Atlas Copco AB - ADR	41,506	669,492
Atlas Copco AB - ADR	16,354	232,717
BAE Systems PLC - ADR (a)	36,790	3,782,012
Bunzl PLC - ADR	6,075	97,504
Cie de Saint-Gobain SA - ADR (a)	163,265	3,681,626
CK Hutchison Holdings Ltd. - ADR	261,335	1,453,023
Daikin Industries Ltd. - ADR	149,248	1,699,935
Daimler Truck Holding AG - ADR (a)	57,872	1,265,661
Diploma PLC - ADR	9,124	2,310,744
EHang Holdings Ltd. - ADR (b)	4,241	68,789
Embraer SA - ADR (a)	15,368	706,774
FANUC Corp. - ADR	251,747	3,363,340
Geberit AG - ADR	4,667	348,065
Hitachi Ltd. - ADR	181,605	5,048,619
IMCD NV - ADR	19,045	1,281,157
ITOCHU Corp. - ADR (a)	19,538	2,078,648
Kingspan Group PLC - ADR	588	50,256
Komatsu Ltd. - ADR	38,595	1,173,288
Kone Oyj - ADR	27,000	839,700
Legrand SA - ADR	6,539	159,225
Leonardo SpA - ADR	9,820	303,831
Marubeni Corp. - ADR	373	75,745
Mitsubishi Corp. - ADR	12,822	259,512
Mitsubishi Electric Corp. - ADR	45,542	1,814,849
Mitsubishi Heavy Industries Ltd. - ADR (a)	23,819	1,098,532
Mitsui & Co. Ltd. - ADR	4,782	1,995,672
Nano Dimension Ltd. - ADR (b)	2	3
NIDEC CORP - ADR	110,049	531,537
Prysmian SpA - ADR	5,485	176,452
Rheinmetall AG - ADR	5,539	2,360,112
Rolls-Royce Holdings PLC - ADR (a)	607,653	7,054,851
Saab AB - ADR	9,639	243,578
Safran SA - ADR	18,412	1,354,018
Schneider Electric SE - ADR	87,438	4,385,016
Siemens AG - ADR	66,946	8,097,788
Siemens Energy AG - ADR (b)	21,028	2,049,179
SMC Corp. - ADR (a)	154,871	2,910,026
Smiths Group PLC - ADR (a)	5,779	172,330
Sumitomo Corp. - ADR	17,264	440,577
Techtronic Industries Co. Ltd. - ADR	17,725	985,333
Thales SA - ADR	6,033	367,651
VAT Group AG - ADR	32,784	1,241,038
Vestas Wind Systems AS - ADR	4,954	26,008
Vinci SA - ADR	9,719	347,940
Volvo AB - ADR	66,378	1,844,645
		88,516,333

Commercial & Professional Services - 3.7%
Brambles Ltd. - ADR	51,169	1,536,093
Computershare Ltd. - ADR	79,091	2,053,993
Experian PLC - ADR	91,367	4,557,386
Recruit Holdings Co. Ltd. - ADR	496,241	5,905,268
RELX PLC - ADR (a)	274,030	14,775,698
Rentokil Initial PLC - ADR (a)	59,436	1,412,794
SGS SA - ADR	83,940	872,137
Wolters Kluwer NV - ADR (a)	17,561	3,120,238
		34,233,607

Consumer Discretionary Distribution & Retail - 3.6%
Alibaba Group Holding Ltd. - ADR (a)	97,599	11,110,670
ATRenew, Inc. - ADR (b)	30,810	79,490
Baozun, Inc. - ADR (b)	15,576	44,392
Cango, Inc. - ADR (b)	5,721	26,031
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR (b)	10,368	27,579
Fast Retailing Co. Ltd. - ADR	81,519	2,708,061
Industria de Diseno Textil SA - ADR	239,489	6,487,757
JD.com, Inc. - ADR (a)	116,340	3,770,579
Kingfisher PLC - ADR	79,297	592,349
MINISO Group Holding Ltd. - ADR	8,277	140,874
Naspers Ltd. - ADR	2,060	118,738
PDD Holdings, Inc. - ADR (b)	33,213	3,205,387
Prosus NV - ADR	381,209	3,869,271
Vipshop Holdings Ltd. - ADR	49,138	677,613
		32,858,791

Consumer Durables & Apparel - 3.6%
adidas AG - ADR	9,036	1,125,072
ANTA Sports Products Ltd. - ADR	2,145	656,198
Asics Corp. - ADR	1,712	41,156
Berkeley Group Holdings PLC - ADR (a)	73,152	850,026
Cie Financiere Richemont SA - ADR	206,806	3,894,157
Haier Smart Home Co. Ltd. - ADR	48,352	558,466
Hermes International SCA - ADR	17,005	4,685,728
Kering SA - ADR (a)	196,764	3,860,510
LVMH Moet Hennessy Louis Vuitton SE - ADR	64,670	7,038,683
Panasonic Holdings Corp. - ADR	13,725	157,385
Sekisui House Ltd. - ADR	41,557	942,097
Shimano, Inc. - ADR	80,911	1,146,509
Sony Group Corp. - ADR (a)	315,926	8,334,128
		33,290,115

Consumer Services - 2.1%
Amadeus IT Group SA - ADR	2,856	237,848
Carnival Corp. (b)	75,286	1,748,141
Carnival PLC - ADR (b)	28,044	586,400
Compass Group PLC - ADR	67,778	2,397,986
Evolution AB - ADR	1,650	113,157
InterContinental Hotels Group PLC - ADR (a)	33,651	3,898,132
Luckin Coffee, Inc. - ADR (b)	10,570	349,338
Meituan - ADR (b)	136,511	4,719,185
Oriental Land Co. Ltd. - ADR	21,712	482,875
Pearson PLC - ADR (a)	208,111	3,319,370
TAL Education Group - ADR (b)	17,816	175,131
Trip.com Group Ltd. - ADR	19,089	1,195,926
		19,223,489

Consumer Staples Distribution & Retail - 0.6%
Clicks Group Ltd. - ADR (a)	54,600	2,376,192
DingDong Cayman Ltd. - ADR (b)	13,207	27,206
Koninklijke Ahold Delhaize NV - ADR	24,182	1,020,964
Seven & i Holdings Co. Ltd. - ADR	16,247	244,355
Tesco PLC - ADR	133,322	2,119,820
Wal-Mart de Mexico SAB de CV - ADR (a)	2,277	74,390
		5,862,927

Energy - 3.3%
BP PLC - ADR (a)	153,019	4,452,853
Cosan SA - ADR	3,255	18,977
Ecopetrol SA - ADR (a)	91,498	774,988
Eni SpA - ADR (a)	109,515	3,237,263
Equinor ASA - ADR (a)	116,881	2,745,535
Inpex Corp. - ADR (a)	79,104	1,059,994
Petroleo Brasileiro SA - Petrobras - ADR	100,985	1,092,658
Petroleo Brasileiro SA - Petrobras - ADR	90,780	1,047,601
Repsol SA - ADR	4,538	61,036
Shell PLC - ADR	130,366	8,632,836
Tenaris SA - ADR (a)	22,526	753,495
TotalEnergies SE - ADR (a)	74,817	4,390,261
Transportadora de Gas del Sur SA - ADR (b)	6,739	188,827
Ultrapar Participacoes SA - ADR	17,375	49,519
Vista Energy SAB de CV - ADR (b)	6,473	320,608
Woodside Energy Group Ltd. - ADR (a)	90,609	1,298,427
YPF SA - ADR (b)	18,704	661,747
		30,786,625

Financial Services - 3.1%
3i Group PLC - ADR	93,687	2,618,552
Adyen NV - ADR (b)	107,508	2,058,778
AMTD IDEA Group - ADR (b)	67,632	68,308
Deutsche Bank AG (a)	155,665	4,324,374
Deutsche Boerse AG - ADR	8,920	287,313
FinVolution Group - ADR	1,989	16,628
Futu Holdings Ltd. - ADR	6,118	623,608
Hong Kong Exchanges & Clearing Ltd. - ADR	97,942	4,904,935
Julius Baer Group Ltd. - ADR	20,193	264,932
Kaspi.KZ JSC - ADR	3,663	292,179
LexinFintech Holdings Ltd. - ADR	11,280	81,780
London Stock Exchange Group PLC - ADR	111,439	4,272,571
Lufax Holding Ltd. - ADR (a)	87,387	256,044
Macquarie Group Ltd. - ADR	1,389	191,835
Noah Holdings Ltd. - ADR	11,998	123,700
Nomura Holdings, Inc. - ADR	200,399	1,220,430
ORIX Corp. - ADR	169,979	3,613,754
Qifu Technology, Inc. - ADR	10,392	427,111
UBS Group AG (a)	85,774	2,735,333
X Financial - ADR	1,471	27,625
		28,409,790

Food, Beverage & Tobacco - 5.1%
Ambev SA - ADR (a)	364,253	888,777
Anheuser-Busch InBev SA/NV - ADR (a)	148,283	10,452,469
Associated British Foods PLC - ADR	11,648	328,940
BRF SA - ADR (a)	36,545	128,273
British American Tobacco PLC - ADR	178,222	8,055,634
Cia Cervecerias Unidas SA - ADR (a)	46,854	638,620
Coca-Cola Femsa SAB de CV - ADR	5,840	554,800
Cresud SACIF y A - ADR	5,592	66,936
Danone SA - ADR	42,074	718,203
Diageo PLC - ADR	53,345	5,815,672
Embotelladora Andina SA - ADR	19,230	510,364
Embotelladora Andina SA - ADR	889	18,225
Fomento Economico Mexicano SAB de CV - ADR	9,916	1,056,352
Heineken NV - ADR	45,395	2,025,979
Imperial Brands PLC - ADR	64,025	2,430,389
JBS S/A - ADR (a)	7,211	102,036
Nestle SA - ADR	105,371	11,223,065
Oatly Group AB - ADR (a)(b)	3,731	40,817
Pernod Ricard SA - ADR (a)	57,070	1,182,490
WH Group Ltd. - ADR	44,132	810,705
		47,048,746

Health Care Equipment & Services - 2.0%
Brainsway Ltd. - ADR (b)	20,997	214,169
Coloplast AS - ADR	134,979	1,297,148
EssilorLuxottica SA - ADR	32,773	4,570,523
Fresenius Medical Care AG - ADR (a)	58,899	1,672,732
Hoya Corp. - ADR	22,151	2,605,401
Koninklijke Philips NV (a)	78,963	1,819,307
M3, Inc. - ADR (b)	240,985	1,684,485
Siemens Healthineers AG - ADR	2,340	61,987
Smith & Nephew PLC - ADR	94,228	2,728,843
Sonova Holding AG - ADR	11,621	727,939
Terumo Corp. - ADR	52,053	955,172
		18,337,706

Household & Personal Products - 2.1%
Henkel AG & Co. KGaA - ADR (a)	110,464	2,029,224
Henkel AG & Co. KGaA - ADR (a)	10,238	205,989
Kao Corp. - ADR	68,135	622,754
L'Oreal SA - ADR	38,850	3,282,048
Reckitt Benckiser Group PLC - ADR	286,244	3,912,955
Unicharm Corp. - ADR	9,830	39,418
Unilever PLC - ADR (a)	146,809	9,372,286
		19,464,674

Insurance - 3.8%
AIA Group Ltd. - ADR	132,264	4,399,101
Allianz SE - ADR	180,526	7,147,024
Aon PLC - Class A	8,145	3,030,591
AXA SA - ADR	31,904	1,508,421
Gjensidige Forsikring ASA - ADR	88,049	2,159,842
Legal & General Group PLC - ADR	16,321	273,703
MS&AD Insurance Group Holdings, Inc. - ADR	58,614	1,393,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	115,251	1,495,958
Ping An Insurance Group Co. of China Ltd. - ADR (a)	157,240	1,833,418
Prudential PLC - ADR	129,783	2,964,244
Sanlam Ltd. - ADR	37,847	376,956
Sompo Holdings, Inc. - ADR	110,697	1,670,418
Swiss Re AG - ADR	25,251	1,122,407
Tokio Marine Holdings, Inc. - ADR	81,343	3,444,063
Zurich Insurance Group AG - ADR	73,865	2,597,832
		35,417,819

Materials - 4.9%
Air Liquide SA - ADR	114,162	4,725,165
Akzo Nobel NV - ADR (a)	114,114	2,601,799
Anglo American PLC - ADR (b)	66,345	867,793
Anhui Conch Cement Co. Ltd. - ADR	32,467	414,279
ArcelorMittal SA (a)	99,118	3,031,028
Barrick Mining Corp.	38,832	744,021
BASF SE - ADR	125,578	1,511,959
BHP Group Ltd. - ADR (a)	136,033	6,664,257
Braskem SA - ADR (b)	18,511	70,157
Cemex SAB de CV - ADR	93,263	638,852
Cia de Minas Buenaventura SAA - ADR	27,695	414,871
Cia Siderurgica Nacional SA - ADR	57,035	82,701
DRDGOLD Ltd. - ADR	14,757	221,503
Fortescue Ltd. - ADR	47,974	953,243
Gerdau SA - ADR	160,774	422,836
Givaudan SA - ADR	21,884	2,201,093
Glencore PLC - ADR	120,178	914,555
Gold Fields Ltd. - ADR	46,444	1,068,212
Harmony Gold Mining Co. Ltd. - ADR	39,378	574,525
Heidelberg Materials AG - ADR (a)	54,663	2,143,336
Holcim AG (b)	97,577	2,159,379
Impala Platinum Holdings Ltd. - ADR (b)	5,500	40,150
James Hardie Industries PLC - ADR (a)(b)	1,991	46,390
Loma Negra Cia Industrial Argentina SA - ADR (b)	8,445	106,998
Nippon Steel Corp. - ADR	64,432	434,272
POSCO Holdings, Inc. - ADR	9,741	445,164
Rio Tinto PLC - ADR	82,480	4,901,786
Sasol Ltd. - ADR (a)(b)	54,732	243,010
Shin-Etsu Chemical Co. Ltd. - ADR	155,314	2,478,811
Sibanye Stillwater Ltd. - ADR (b)	79,872	486,420
Smurfit WestRock PLC	18,058	782,453
Sociedad Quimica y Minera de Chile SA - ADR (a)	11,674	355,240
South32 Ltd. - ADR	4,439	43,413
UPM-Kymmene Oyj - ADR	2,553	70,846
Vale SA - ADR	239,280	2,184,626
Valterra Platinum Ltd. - ADR	20,366	135,233
		45,180,376

Media & Entertainment - 4.5%
Auto Trader Group PLC - ADR	844,679	2,238,399
Autohome, Inc. - ADR	11,434	280,362
Baidu, Inc. - ADR (a)(b)	11,363	930,630
Bilibili, Inc. - ADR (a)(b)	19,397	354,965
Criteo SA - ADR (b)	18,748	477,324
DouYu International Holdings Ltd. - ADR	19,878	130,400
Grupo Televisa SAB - ADR	10,259	19,595
Hello Group, Inc. - ADR	40,504	245,859
HUYA, Inc. - ADR	34,673	131,411
iQIYI, Inc. - ADR (b)	22,519	36,030
JOYY, Inc. - ADR	9,971	477,412
Kanzhun Ltd. - ADR (a)(b)	6,397	108,493
NetEase, Inc. - ADR	18,266	2,224,068
Nintendo Co. Ltd. - ADR	244,341	4,994,330
Publicis Groupe SA - ADR (a)	8,427	229,973
Sea Ltd. - ADR (b)	11,870	1,903,592
Sohu.com Ltd. - ADR (b)	1,656	16,659
Tencent Holdings Ltd. - ADR (a)	336,323	21,114,358
Trivago NV - ADR (b)	13,702	55,219
Universal Music Group NV - ADR (a)	163,618	2,603,162
Weibo Corp. - ADR (a)	70,532	638,315
WPP PLC - ADR (a)	49,362	1,994,718
Yalla Group Ltd. - ADR (b)	9,153	63,156
		41,268,430

Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
Argenx SE - ADR (b)	2,856	1,637,230
Ascendis Pharma AS - ADR (b)	2,907	473,376
AstraZeneca PLC - ADR	165,665	12,065,382
AstraZeneca PLC (b)(c)	14,065	2,813
Bayer AG - ADR	41,498	293,391
Belite Bio, Inc. - ADR (b)	410	26,597
BeOne Medicines Ltd. - ADR (b)	3,823	938,852
BioNTech SE - ADR (b)	2,537	243,070
Chugai Pharmaceutical Co. Ltd. - ADR	52,142	1,359,863
CSL Ltd. - ADR	35,635	2,842,248
Daiichi Sankyo Co. Ltd. - ADR	40,942	1,093,151
Dr Reddy's Laboratories Ltd. - ADR (a)	77,297	1,137,812
Galapagos NV - ADR (a)(b)	21,610	621,504
Genfit SA - ADR (a)(b)	3,302	14,958
Genmab AS - ADR (b)	30,008	628,668
Grifols SA - ADR (b)	30,551	253,879
GSK PLC - ADR (a)	132,121	5,420,925
Haleon PLC - ADR (a)	353,789	4,015,505
Legend Biotech Corp. - ADR (b)	6,683	193,473
Lonza Group AG - ADR	18,941	1,311,475
Merck KGaA - ADR (a)	15,739	414,880
Mesoblast Ltd. - ADR (a)(b)	4,190	44,582
Novartis AG - ADR	84,520	9,784,035
Novo Nordisk AS - ADR (a)	118,544	8,475,896
Roche Holding AG - ADR (a)	287,462	11,584,718
Sandoz Group AG - ADR	14,406	729,520
Sanofi SA - ADR	164,540	8,123,340
Sartorius AG - ADR	22,050	1,061,377
Structure Therapeutics, Inc. - ADR (b)	4,856	105,666
Takeda Pharmaceutical Co. Ltd. - ADR (a)	368,678	5,541,230
Teva Pharmaceutical Industries Ltd. - ADR (b)	45,696	766,779
UCB SA - ADR	354	32,147
Verona Pharma PLC - ADR (b)	1,181	95,897
Wuxi Biologics Cayman, Inc. - ADR (b)	27,544	173,527
Zai Lab Ltd. - ADR (b)	8,282	249,619
		81,757,385

Real Estate Management & Development - 0.5%
Daiwa House Industry Co. Ltd. - ADR	45,806	1,549,159
IRSA Inversiones y Representaciones SA - ADR	11,681	176,383
KE Holdings, Inc. - ADR (a)	52,169	963,040
Longfor Group Holdings Ltd. - ADR	3,095	38,130
Mitsubishi Estate Co. Ltd. - ADR	1,433	26,023
Sun Hung Kai Properties Ltd. - ADR	107,829	1,171,023
Vonovia SE - ADR	61,733	1,011,187
		4,934,945

Semiconductors & Semiconductor Equipment - 7.9%
Advantest Corp. - ADR	38,387	1,932,018
ARM Holdings PLC - ADR (a)(b)	2,821	351,327
ASE Technology Holding Co. Ltd. - ADR	109,849	1,030,384
ASM International NV	562	305,818
ASML Holding NV	15,628	11,514,241
Daqo New Energy Corp. - ADR (b)	1,374	18,357
Disco Corp. - ADR	27,449	614,858
Himax Technologies, Inc. - ADR	33,788	275,372
Infineon Technologies AG - ADR	100,730	3,928,470
JinkoSolar Holding Co. Ltd. - ADR (a)	6,708	121,281
Lasertec Corp. - ADR	3,054	61,141
Renesas Electronics Corp. - ADR	516,516	3,130,087
Silicon Motion Technology Corp. - ADR	3,817	233,600
STMicroelectronics NV (a)	8,217	205,507
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	233,294	45,100,396
Tokyo Electron Ltd. - ADR	29,420	2,323,886
United Microelectronics Corp. - ADR (a)	167,502	1,274,690
		72,421,433

Software & Services - 4.0%
Accenture PLC - Class A	7,736	2,450,919
Agora, Inc. - ADR (b)	5,327	19,071
Capgemini SE - ADR	72,591	2,420,184
Check Point Software Technologies Ltd. (b)	11,903	2,724,359
Dassault Systemes SE - ADR	5,381	200,980
Fujitsu Ltd. - ADR	133,360	3,052,610
GDS Holdings Ltd. - ADR (a)(b)	12,475	295,533
Infosys Ltd. - ADR (a)	167,914	3,054,356
Kingsoft Cloud Holdings Ltd. - ADR (b)	23,487	262,350
Materialise NV - ADR (b)	53,518	288,462
Nice Ltd. - ADR (a)(b)	10,089	1,674,068
Nomura Research Institute Ltd. - ADR	1,086	41,735
Opera Ltd. - ADR	41,821	767,415
SAP SE - ADR (a)	53,946	16,338,086
The9 Ltd. - ADR (b)	1,607	15,041
TOTVS SA - ADR (a)	118,246	1,768,664
Tuya, Inc. - ADR	63,154	152,833
Vnet Group, Inc. - ADR (b)	19,551	104,402
Wipro Ltd. - ADR (a)	248,243	714,940
Xunlei Ltd. - ADR (b)	24,711	138,629
		36,484,637

Technology Hardware & Equipment - 1.7%
Canaan, Inc. - ADR (b)	49,394	29,997
Canon, Inc. - ADR	1,690	51,663
FUJIFILM Holdings Corp. - ADR	50,471	568,808
Halma PLC - ADR	35,876	2,834,204
Hexagon AB - ADR	182,393	1,831,226
Lenovo Group Ltd. - ADR	28,931	662,520
Logitech International SA (a)	13,701	1,133,895
Murata Manufacturing Co. Ltd. - ADR	226,877	1,649,396
Nokia Oyj - ADR (a)	518,226	2,705,140
TDK Corp. - ADR	107,007	1,173,867
Telefonaktiebolaget LM Ericsson - ADR	252,258	2,134,102
Xiaomi Corp. - ADR (b)	20,842	667,361
		15,442,179

Telecommunication Services - 2.9%
America Movil SAB de CV - ADR	18,115	306,143
Cellnex Telecom SA - ADR	2,141	41,000
Deutsche Telekom AG - ADR (a)	231,957	8,779,572
KDDI Corp. - ADR (a)	19,269	333,161
KT Corp. - ADR	169,417	3,186,734
Nippon Telegraph & Telephone Corp. - ADR	139,519	3,889,790
SK Telecom Co. Ltd. - ADR	66,802	1,372,113
SoftBank Group Corp. - ADR	68,918	1,799,449
Telecom Argentina SA - ADR	3,915	38,171
Telefonica SA - ADR	615,070	3,266,022
Telkom Indonesia Persero Tbk PT - ADR	17,511	300,314
Turkcell Iletisim Hizmetleri AS - ADR	35,052	213,116
VEON Ltd. - ADR (b)	14,444	764,810
Vodafone Group PLC - ADR	252,571	2,611,584
		26,901,979

Transportation - 1.6%
Aena SME SA - ADR (a)	49,516	1,333,466
AP Moller - Maersk AS - ADR	92,310	829,867
Canadian Pacific Kansas City Ltd.	33,155	2,707,106
Controladora Vuela Cia de Aviacion SAB de CV - ADR (b)	45,723	216,270
Deutsche Post AG - ADR	49,193	2,203,846
DiDi Global, Inc. - ADR (b)	153,317	702,192
DSV AS - ADR	18,204	2,150,803
Full Truck Alliance Co. Ltd. - ADR (a)	47,132	548,145
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	3,495	346,914
Grupo Aeroportuario del Pacifico SAB de CV - ADR	2,573	591,095
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,392	448,252
Kuehne + Nagel International AG - ADR	11,380	512,327
Latam Airlines Group SA - ADR	10,037	379,900
Nippon Yusen KK - ADR	56,815	415,318
Ryanair Holdings PLC - ADR	23,919	1,329,896
ZTO Express Cayman, Inc. - ADR	14,142	248,899
		14,964,296

Utilities - 2.3%
Centrais Eletricas Brasileiras SA - ADR	37,042	271,518
Central Puerto SA - ADR	5,909	76,876
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	48,063	987,214
Cia Energetica de Minas Gerais - ADR	276,237	516,563
Cia Energetica de Minas Gerais - ADR	44,818	135,799
CLP Holdings Ltd. - ADR (a)	151,796	1,290,266
E.ON SE - ADR	57,278	1,012,675
Empresa Distribuidora Y Comercializadora Norte - ADR (b)	2,578	85,177
Enel Chile SA - ADR	81,920	290,816
Enel SpA - ADR	633,985	5,807,303
Iberdrola SA - ADR	76,474	5,603,250
Korea Electric Power Corp. - ADR (a)	11,530	127,406
National Grid PLC - ADR (a)	43,157	3,080,978
Pampa Energia SA - ADR (b)	5,761	441,696
RWE AG - ADR	4,258	160,910
SSE PLC - ADR	71,896	1,744,197
Veolia Environnement SA - ADR	2,553	44,116
		21,676,760
TOTAL COMMON STOCKS (Cost $804,252,776)		906,958,871

EXCHANGE TRADED FUNDS - 0.3%	Shares	Value
Vanguard FTSE Developed Markets ETF (a)	47,165	2,621,430
Vanguard FTSE Emerging Markets ETF (a)	10,311	484,617
TOTAL EXCHANGE TRADED FUNDS (Cost $3,094,630)		3,106,047

SHORT-TERM INVESTMENTS - 23.7%		Value
Investments Purchased with Proceeds from Securities Lending - 23.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.44% (d)	211,434,840	211,434,840

Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.23% (d)	6,732,579	6,732,579
TOTAL SHORT-TERM INVESTMENTS (Cost $218,167,419)		218,167,419

TOTAL INVESTMENTS - 122.4% (Cost $1,025,514,825)		1,128,232,337
Liabilities in Excess of Other Assets - (22.4)%		(206,384,457)
TOTAL NET ASSETS - 100.0%		$921,847,880
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $206,495,868 which represented 22.4% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,813 or 0.0% of net assets as of May 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

ActivePassive International Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3^	Total
Investments:
Common Stocks	906,956,058	–	2,813	906,958,871
Exchange Traded Funds	3,106,047	–	–	3,106,047
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	211,434,840
Money Market Funds	6,732,579	–	–	6,732,579
Total Investments	916,794,684	–	2,813	1,128,232,337

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $211,434,840 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^   The fund measures Level 3 activity as of the end of each financial reporting period.

As of May 31, 2025, the Fund held a Level 3 investment that was valued at the most recent trade price in an inactive market.  The Level 3 investment in securities represented less than 1% of the Fund’s net assets and was not considered a significant portion of the Fund’s portfolio.  As the Level 3 investment was not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended May 31, 2025 is not presented.